Derivatives and Hedging Activities - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain	$ (10,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,500,000)	(33,377,000)	(6,500,000)	(33,377,000)	(26,881,000)	(38,579,000)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax			11,904,000	(5,293,000)
Derivative Instruments Not Designated as Hedging Instruments, Loss		(9,000)	(3,000)	(33,000)
Credit Risk Derivatives, description of contingent features			Certain of our derivative contracts contain a provision where if we default on any of our indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations. As of June 30, 2013, we had not breached the provisions of these agreements. If we had breached these provisions, we could have been required to settle our obligations under the agreements at their termination value of $8.5 million.
Derivative contracts, collateral			Certain of our derivative contracts are credit enhanced by either FNMA or Freddie Mac. These derivative contracts require that our credit enhancing party maintain credit ratings above a certain level. If our credit support providers were downgraded below Baa1 by Moody’s or BBB+ by Standard & Poor’s, or S&P, we may be required to either post 100 percent collateral or settle the obligations at their termination value of $12.5 million as of June 30, 2013. Both FNMA and Freddie Mac are currently rated Aaa by Moody’s and AA+ by S&P, and therefore, the provisions of this agreement have not been breached and no collateral has been posted related to these agreements as of June 30, 2013.
Credit Risk Related Contingent Features Termination Value	12,500,000		12,500,000
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax			(8,477,000)	(10,495,000)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent			20,381,000	5,202,000
Credit Default Option [Member]
Derivative [Line Items]
Credit Risk Related Contingent Features Termination Value	200,000		200,000
Other Credit Enhancements
Derivative [Line Items]
Credit Risk Related Contingent Features Termination Value	8,500,000		8,500,000
Termination
Derivative [Line Items]
Fair Value of Credit Risk Derivatives	11,900,000		11,900,000
Interest Expense
Derivative [Line Items]
Change in Fair Value of Derivatives, Ineffective portion	23,000	23,000	26,000	33,000
Interest Expense | Cash Flow Hedges of Interest Rate Risk | Interest Rate Caps
Derivative [Line Items]
Change in fair value of interest rate derivatives included in AOCI and expected to be reclassified in the next 12 months			10,900,000
net liability position [Member]
Derivative [Line Items]
Credit Risk Related Contingent Features Termination Value	12,800,000		12,800,000
Not Designated as Hedging Instrument [Member] | Interest Rate Caps
Derivative [Line Items]
Derivative, Number of Instruments Held	11		11
Notional Amount of Interest Rate Derivatives	63,820,000		63,820,000
Designated as Hedging Instrument [Member] | Interest Rate Caps
Derivative [Line Items]
Derivative, Number of Instruments Held	0		0
Notional Amount of Interest Rate Derivatives	205,180,000		205,180,000
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held	0		0
Notional Amount of Interest Rate Derivatives	$ 584,000,000		$ 584,000,000